Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Income Tax Expense

For the years ended December 31, 2023, 2024 and 2025, the details of income tax expense are set forth below:

	For the years ended December 31,
	2023	2024	2025
Current income tax	$271,890	$353,599	$146,428
Deferred income tax	43,964	14,193	(4,450)
Total income tax expense	$315,854	$367,792	$141,978

Schedule of Reconciliation Statutory Income Tax Rate

Reconciliation of the differences between the income tax computed based on the Malaysia unified statutory income tax rate and the Group’s actual income tax provision for the years ended December 31, 2023, 2024 and 2025, respectively, were as follows:

	For the years ended December 31,
	2023	2024	2025
Income before income tax expense	$684,468	$1,281,193	$(2,539,352)
Income tax expense/(benefit) computed based on Malaysia unified income tax statutory rate	164,272	307,486	(609,445)
Impact of different tax rates in other jurisdictions	-	-	77,862
Non-deductible expenses	220,072	131,334	80,857
Non-taxable income	(6,927)	(6,920)	(17,415)
Claim for other expenditure and incentives	(8,767)	(9,879)	(11,375)
Capital allowance	(47,113)	(20,921)	(3,684)
Effect of preferential tax rate	(34,650)	(35,868)	-
Change in valuation allowance	28,967	2,560	625,178
Total income tax expense	$315,854	$367,792	$141,978

Schedule of Components of The Deferred Tax Assets And Liabilities

As of December 31, 2024 and 2025, the significant components of the deferred tax assets and liabilities are summarized below:

	As of December 31,
	2024	2025
Deferred tax assets：
Net operating loss carried forward	$32,159	$695,280
Allowance for doubtful accounts	34,794	75,832
Lease liabilities	2,303	2,538
Total deferred tax assets	69,256	773,650
Less: valuation allowance	(32,159)	(695,281)
Total deferred tax assets, net of valuation allowance	$37,097	$78,369

Deferred tax liabilities:
Right-of-use assets	31,300	59,076
Depreciation allowances under tax in excess of the related depreciation under accounting	96,076	44,714
Others	-	69,365
Total deferred tax liabilities	127,376	173,155
Deferred tax liabilities, net	$90,279	$94,786

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	For the years ended December 31,
	2023	2024	2025
Balance at the beginning of the period	$-	$28,761	$32,159
Additions	28,967	2,560	625,178
Exchange difference	(206)	838	37,944
Balance at the end of the period	$28,761	$32,159	$695,281

Schedule of Net Operating Loss Carryforwards

As of December 31, 2025, net operating loss carryforwards will expire, if unused, in the following amounts:

For the years ending December 31,	Amount
2033	119,837
2034	14,159
2035	2,763,003
Total	$2,896,999